Basis of Presentation and Accounting Policies (Narrative) (Details)	6 Months Ended
Feb. 28, 2019
Basis of Presentation and Accounting Policies
Standards and amendments to standards issued but not yet effective	As the Company has significant contractual obligations currently being recognized as operating leases, we anticipate that the application of IFRS 16 will result in a material increase to both assets and liabilities and material changes to the timing of the recognition of expenses associated with the lease arrangements although at this stage in the Company’s IFRS 16 implementation process, it is not possible to make reasonable quantitative estimates of the effects of the new standard. This new standard is described in our 2018 consolidated financial statements. We continue to assess the impact of this standard on our consolidated financial statements and we are progressing with the implementation of this standard. As at the date of these interim financial statements, there have been no significant changes to the disclosure related to the implementation of this standard that was included in our 2018 financial statements. We intend to disclose the estimated financial effects of the adoption of IFRS 16 in our 2019 annual audited consolidated financial statements
Change in accounting policy	Effective September 1, 2018, the Company voluntarily changed its accounting policy related to the treatment of digital cable terminals (“DCTs”) to record them as property, plant and equipment rather than inventory upon acquisition. The Company believes that the change in accounting policy will result in clearer and more relevant financial information as the Company has recently changed its offerings to customers, which has resulted in DCTs being predominantly rented rather than sold to customers. Previously, inventories included DCTs which were held pending rental or sale to the customer at cost or at a subsidized price. When the subscriber equipment was rented, it was transferred to property, plant and equipment and amortized over its useful life and then removed from capital and returned to inventory when returned by a customer. Under the new policy, all DCTs will be classified as property, plant and equipment regardless of whether or not they are currently deployed to a customer as the Company believes that this better reflects the economic substance of its operations. This change in accounting policy has been applied retrospectively. Refer to note 2(f) - “Transition adjustments” below for the impact of this change of accounting policy on previously reported consolidated Statements of Financial Position, consolidated Statements of Income and consolidated Statements of Cash Flows.
Description of practical expedients used when applying IFRS 15 retrospectively	Upon adoption of, and transition to, IFRS 15, we elected to utilize the following practical expedients: • Completed contracts that begin and end within the same annual reporting period and those completed before September 1, 2017 are not restated; • Contracts modified prior to September 1, 2017 are not restated. The aggregate effect of these modifications is reflected when identifying the satisfied and unsatisfied performance obligations, determining the transaction price and allocating the transaction price to the satisfied and unsatisfied performance obligations; and • Not disclose, on an annual basis, the unsatisfied portions of performance obligations related to contracts with a duration of one year or less or where the revenue we recognize is equal to the amount invoiced to the customer.
Costs to obtain contracts with customers [member] | Minimum [Member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Amortization period, Commission costs	24 months
Costs to obtain contracts with customers [member] | Maximum [Member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Amortization period, Commission costs	36 months